---------------------------------
                                                         OMB Approval
                                               ---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:         October 31, 2000
                                               Estimated average
                                                  burden hours per
                                                  response:.................24.7
                                               ---------------------------------



                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment [ ]; Amendment Number:___________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard , Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/S/ THOMAS U. BARTON
______________________________________
[Signature]

Dallas, Texas
______________________________________
[City, State]

February 11, 2000
______________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         27

Form 13F Information Table Value Total:


         $   428,291 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE


                                                         Value                     Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                    --------    -----     --------   -------- ------ ----  ----------  --------   ----   ------   ----
                                   Class                           prn amt
                                   -----                           -------

Acacia Research Corp.              COM      003881109   11,927     398,400    SH           SOLE                398,400
Activision, Inc.                   COM      004930202    1,531     100,000    SH           SOLE                100,000
BioSource International, Inc.      COM      09066H104      794     100,000    SH           SOLE                100,000
Concurrent Computer                COM      206710204   61,259   3,278,100    SH           SOLE              3,278,100
DSET Corporation                   COM      262504103    3,928     105,100    SH           SOLE                105,100
Entrade Inc.                       COM      29382L100   27,018     661,000    SH           SOLE                661,000
Entrust Technologies Inc.          COM      293848107   28,015     467,400    SH           SOLE                467,400
First Sierra Financial, Inc.       COM      335944104    4,197     245,100    SH           SOLE                245,100
Hain Food Group                    COM      405219106   74,690   3,338,100    SH           SOLE              3,338,100
Headway Corporate Resources        COM      422101105    4,932   1,127,400    SH           SOLE              1,127,400
IGEN International, Inc.           COM      449536101   59,991   2,016,500    SH           SOLE              2,016,500
Interlink Electronics, Inc.        COM      458751104    4,817      82,000    SH           SOLE                 82,000
MGI Pharma, Inc.                   COM      552880106      955      80,000    SH           SOLE                 80,000
Marimba, Inc.                      COM      56781Q109    2,073      45,000    SH           SOLE                 45,000
Net Perceptions, Inc.              COM      64107U101    2,100      50,000    SH           SOLE                 50,000
Oak Technology, Inc.               COM      671802106    1,416     150,000    SH           SOLE                150,000
Oracle Corporation                 COM      68389X105   22,412     200,000    SH           SOLE                200,000
Osicom Technologies, Inc.          COM      688271501   29,380     647,500    SH           SOLE                647,500
Paradyne Networks Inc.             COM      69911G107      545      20,000    SH           SOLE                 20,000
Retek Inc.                         COM      76128Q109    1,505      20,000    SH           SOLE                 20,000
STM Wireless, Inc.                 COM      784776106      731     110,300    SH           SOLE                110,300
SoftNet Systems, Inc.              COM      833964109    9,949     396,000    SH           SOLE                396,000
U.S. Interactive, Inc.             COM      90334M109      701      16,300    SH           SOLE                 16,300
WebFinancial Corp. - Warrants       WT      94767P118       44     100,000    SH           SOLE                100,000
Workflow Management, Inc.          COM      98137N109    8,931     312,000    SH           SOLE                312,000
Xicor, Inc.                        COM      984903104    4,517     330,000    SH           SOLE                330,000
ZixIt Corporation                  COM      98974P100   59,933   1,512,500    SH           SOLE              1,512,500



